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                   Charles Schwab Investment Management, Inc.
                             101 Montgomery Street
                            San Francisco, CA 94104

August 1, 2008


RE:   VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re: Laudus Trust (File Nos. 033-021677 and 811-05547) Filing Pursuant to Rule 497(j)
            Laudus Rosenberg U.S. Small Capitalization Fund
            Laudus Rosenberg U.S. Large Capitalization Value Fund
            Laudus Rosenberg U.S. Discovery Fund
            Laudus Rosenberg U.S. Large Capitalization Fund
            Laudus Rosenberg U.S. Large Capitalization Growth Fund
            Laudus Rosenberg International Equity Fund
            Laudus Rosenberg International Small Capitalization Fund
            Laudus Rosenberg Long/Short Equity Fund
            Laudus Rosenberg International Discovery Fund
            Laudus Mondrian Emerging Markets Fund
            Laudus Mondrian International Fixed Income Fund
            Laudus Mondrian International Equity Fund
            Laudus Mondrian Global Equity Fund




Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated July 31, 2008 for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Shelley Harding
-------------------
Shelley Harding
Corporate Counsel
Charles Schwab Investment Management, Inc.